Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

ASSOCIATED BANC-CORP
401(k) & EMPLOYEE STOCK OWNERSHIP PLAN
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
Employer Identification Number: 39-1098068
Plan Number: 002

December 31, 2025
(b) Identity of issue, borrower, lessor, or similar party	(e) Current Value**
Collective Trust Funds:
* Associated Trust Company, N.A. Balanced Lifestage Fund	$44,386,888
* Associated Trust Company, N.A. Conservative Balanced Lifestage Fund	5,617,855
* Associated Trust Company, N.A. Core Bond Fund	19,489,994
* Associated Trust Company, N.A. Growth Balanced Lifestage Fund	31,061,372
* Associated Trust Company, N.A. Growth Lifestage Fund	63,312,198
* Associated Trust Company, N.A. Money Market Fund	51,734,846
* Associated Trust Company, N.A. Short Term Bond Fund	8,990,759
Vanguard Target Retirement 2020 Fund Institutional	6,268,459
Vanguard Target Retirement 2025 Fund Institutional	16,912,290
Vanguard Target Retirement 2030 Fund Institutional	27,342,524
Vanguard Target Retirement 2035 Fund Institutional	34,120,839
Vanguard Target Retirement 2040 Fund Institutional	29,231,635
Vanguard Target Retirement 2045 Fund Institutional	37,805,929
Vanguard Target Retirement 2050 Fund Institutional	26,349,057
Vanguard Target Retirement 2055 Fund Institutional	23,898,190
Vanguard Target Retirement 2060 Fund Institutional	14,948,712
Vanguard Target Retirement 2065 Fund Institutional	5,326,247
Vanguard Target Retirement 2070 Fund Institutional	1,054,695
Vanguard Target Retirement Income Fund Institutional	4,272,604
Total collective trust funds	$452,125,093

* Associated Banc-Corp Common Stock Fund	$40,519,963

Mutual Funds:
American Funds Europacific Growth Fund Class R6	$21,902,553
American Funds Growth Fund of America Class R6	97,917,674
American Funds New World Fund Class R6	13,894,232
Baird MidCap Fund Institutional Class	23,574,945
Dodge & Cox Stock Fund Class X	66,928,970
Harbor Small Cap Growth Retirement Class	25,472,121
Janus Henderson Small Cap Value Fund N Shares	17,388,382
JP Morgan Global Bond Opportunities Fund Class I	2,641,968
Vanguard Extended Market Index Fund Institutional Shares	12,147,147
Vanguard Institutional Index Fund Institutional Plus Shares	124,718,292
Vanguard International Value Fund Investor Shares	8,800,688
Vanguard Total Bond Market Index Fund Admiral Shares	5,510,577
Vanguard Total International Stock Index Fund Admiral Shares	8,967,224
Virtus Ceredex Mid-Cap Value Equity Fund Class R6	16,500,564
Total mutual funds	$446,365,337
Total Investments per Statement of Net Assets	$939,010,393
* Notes receivable from participants (with interest rates ranging from 5.25% to 10.50%)	7,569,398
Total Investments per 5500	$946,579,791
* Denotes a party-in-interest. The cost of notes receivable from participants is $0.
** The cost of participant-directed investments is not required to be disclosed.

Entity Tax Identification Number	39-1098068
EBP, Plan Number	002